KENT FUNDS

                       Supplement dated December 30, 1999
                                     To the
                       Statement of Additional Information
          Dated May 1, 1999, as amended and restated December 17, 1999

The Kent Growth and Income Fund                   The Kent Short Term Bond Fund
The Kent Index Equity Fund                        The Kent Tax-Free Income Fund
The Kent Large Company Growth Fund                The Kent Intermediate Tax-Free Fund
The Kent Small Company Growth Fund                The Kent Michigan Municipal Bond Fund
The Kent International Growth Fund                The Kent Money Market Fund
The Kent Income Fund                              The Kent Government Money Market Fund
The Kent Intermediate Bond Fund                   The Kent Michigan Municipal Money Market Fund

On page 6 of the Statement of Additional Information, the following is added to the paragraph beginning "OTHER INVESTMENT STRATEGIES" under the heading "Money Market Fund":

         "The Fund may also invest in taxable municipal obligations and federally tax-exempt obligations. Federally tax-exempt obligations consist of municipal bonds, notes and commercial paper issued by states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is, in the opinion of counsel to the issuer of such obligations, exempt from federal income taxes."

On page 9 of the Statement of Additional Information, the following sentence should be added after the second sentence under the heading "Variable and Floating Rate Instruments":

         "These instruments may include those that are issued by municipalities or other public authorities."

On page 15 of the Statement of Additional Information, the parenthetical language following the heading "Municipal Obligations" is hereby deleted in its entirety and replaced with the following:

          "The Municipal Funds and the  Money Market Fund."

On page 15 of the Statement of Additional Information, under the heading "Municipal Obligations" the following information is hereby added:

         "The Money Market Fund may invest in Municipal Obligations as described below."